Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 53	$ 5
Cash and cash equivalents	(12,097)	(15,252)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	87,369	95,478
Current interest-bearing loans and borrowings	1,408	3,081
Interest-bearing loans and borrowings	88,777	98,559
Bank overdrafts	53	5
Cash and cash equivalents	(12,097)	(15,252)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(175)	(173)
Debt securities (included within Investment securities)	(396)	(418)
Net debt	$ 76,162	$ 82,722